Average Annual Total Returns - FidelityAdvisorValueFund-AMCIZPRO - FidelityAdvisorValueFund-AMCIZPRO - Fidelity Advisor Value Fund	Dec. 30, 2024
Fidelity Advisor Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.53%
Past 5 years	14.60%
Past 10 years	8.40%
Fidelity Advisor Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.30%
Past 5 years	14.04%
Past 10 years	7.62%
Fidelity Advisor Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.57%
Past 5 years	11.62%
Past 10 years	6.57%
Fidelity Advisor Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	17.52%
Past 5 years	15.07%
Past 10 years	8.36%
Fidelity Advisor Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.93%
Past 5 years	14.84%
Past 10 years	8.37%
Fidelity Advisor Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.67%
Past 5 years	16.28%
Past 10 years	9.35%
Fidelity Advisor Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.90%
Past 5 years	16.44%
Since Inception	10.56%	[1]
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]	A From February 1, 2017 .